Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
TappAlpha SPY Growth & Daily Income ETF
Shareholder Report [Line Items]
Fund Name	TappAlpha SPY Growth & Daily Income ETF
Class Name	TappAlpha SPY Growth & Daily Income ETF
Trading Symbol	TSPY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TappAlpha SPY Growth & Daily Income ETF for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tappalphafunds.com/etfs/tspy. You can also request this information by contacting us at (844) 403-2888.
Additional Information Phone Number	(844) 403-2888
Additional Information Website	www.tappalphafunds.com/etfs/tspy
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TappAlpha SPY Growth & Daily Income ETF	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How Did the Fund Perform?

For the period ended December 31, 2025, TSPY returned 17.27%, compared to the S&P 500® Index’s 17.88% return. TSPY’s daily covered call strategy generated consistent income, contributing to its total return, while maintaining a beta of approximately 0.9, which reflects lower sensitivity to broad market fluctuations.

Key Factors That Influenced Performance

Equity markets were volatile in 2025, particularly in April following tariff-related announcements and geopolitical uncertainty. The S&P 500® Index declined sharply before recovering and advancing through year-end, and TSPY’s core equity exposure participated in this rebound, led by strength in technology and consumer-oriented sectors. Elevated volatility during the April drawdown increased option premium opportunities, and the Fund’s daily 0DTE covered call strategy captured higher premiums, supporting income and helping cushion declines.

The Fund maintained a beta below that of the S&P 500® Index, reflecting reduced market sensitivity during periods of sharp movement and moderating volatility during the selloff while participating in the recovery. Although strong rallies limited upside participation due to the covered call structure, premium income partially offset this effect. Overall, the combination of equity market recovery and volatility-driven income supported performance through year-end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
TappAlpha SPY Growth & Daily Income ETF	17.27%	18.69%
S&P 500® Index	17.88%	18.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.tappalphafunds.com/etfs/tspy#performance.
Net Assets	$ 171,642,766
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 418,054
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$171,642,766
Number of Holdings	1
Total Net Advisory Fee	$418,054
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Holding
SPDR® S&P 500® ETF Trust	99.47%

TappAlpha Innovation 100 Growth & Daily Income ETF
Shareholder Report [Line Items]
Fund Name	TappAlpha Innovation 100 Growth & Daily Income ETF
Class Name	TappAlpha Innovation 100 Growth & Daily Income ETF
Trading Symbol	TDAQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TappAlpha Innovation 100 Growth & Daily Income ETF for the period of September 4, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tappalphafunds.com/etfs/tdaq. You can also contact us at (844) 403-2888.
Additional Information Phone Number	(844) 403-2888
Additional Information Website	www.tappalphafunds.com/etfs/tdaq
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TappAlpha Innovation 100 Growth & Daily Income ETF	$23¹	0.68%²
¹	Costs are for the period of September 4, 2025, to December 31, 2025. Costs for a full annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.68%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 4, 2025, to December 31, 2025. Costs for a full annual period would be higher.
Net Assets	$ 68,234,468
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 64,610
Investment Company, Portfolio Turnover	1.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$68,234,468
Number of Holdings	1
Total Net Advisory Fee	$64,610
Portfolio Turnover Rate	1.59%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Holding
Invesco QQQ Trust Series 1	99.58%

[1]	Costs are for the period of September 4, 2025, to December 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.